Condensed financial information of the parent company - Statement of income and comprehensive income (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
OPERATING EXPENSES:
General and administrative	$ (2,007,609)	$ (2,978,213)	$ (511,211)
Stock compensation expense	(1,889,173)	(930,223)
Total operating expenses	15,992,933	4,638,989	511,211
LOSS FROM OPERATIONS	(12,995,915)	(2,609,752)	(511,211)
OTHER INCOME (EXPENSE)
Interest expense	(294,139)	(167,097)
Other finance expenses	(136,456)	(362,413)	(927)
Gain on debt settlements	125,215	0	0
Total other (expense) income, net	(304,166)	(533,315)	840
Net (loss) income attributable to non-controlling interest	(45,609,519)	(4,876,942)	4,363,591
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	2,031,732	(559,320)	(267,546)
COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO CHINA XIANGTAI FOOD CO., LTD.	(43,632,527)	(5,424,589)	4,096,045
Reportable Legal Entities [Member] | Parent Company [Member]
OPERATING EXPENSES:
General and administrative	(1,585,052)	(2,512,271)	(309,466)
Stock compensation expense	(1,889,173)	(930,223)	0
Total operating expenses	3,474,225	3,442,494	309,466
LOSS FROM OPERATIONS	(3,474,225)	(3,442,494)	(309,466)
OTHER INCOME (EXPENSE)
Interest expense	(156,048)	(123,212)	0
Other finance expenses	(134,960)	(359,187)	0
Gain on debt settlements	125,215	0	0
Equity (loss) income of subsidiaries	(41,969,501)	(952,049)	4,673,057
Total other (expense) income, net	(42,135,294)	(1,434,448)	4,673,057
Net (loss) income attributable to non-controlling interest	(45,609,519)	(4,876,942)	4,363,591
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	1,976,992	(547,647)	(267,546)
COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO CHINA XIANGTAI FOOD CO., LTD.	$ (43,632,527)	$ (5,424,589)	$ 4,096,045